Financial Instruments (Details) - Schedule of carrying values and the fair value of assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortized cost
Cash	$ 30,887	$ 125,595
Trade receivables	701	1,038
Insurance refund and other receivables	108	697
Total carrying amount and fair value	31,696	127,330
Financial liabilities at amortized cost
Trade payables and accrued liabilities	20,541	14,480
Long-term debt	47,147	11,167
Credit Facility		60,002
Total carrying amount and fair value	67,688	85,649
Net carrying amount and fair value	$ (35,992)	$ 41,681